Annual Fund Operating Expenses - Jensen Quality Growth ETF - Jensen Quality Growth ETF Class	Sep. 30, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.57%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.57%